Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
October 31, 2022
R97-NPRT1-1222
1.9895838.103
Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	151,960	1,586,459
Fidelity Series Commodity Strategy Fund (a)	153,995	326,470
Fidelity Series Large Cap Growth Index Fund (a)	71,568	1,009,830
Fidelity Series Large Cap Stock Fund (a)	67,698	1,118,370
Fidelity Series Large Cap Value Index Fund (a)	152,784	2,143,554
Fidelity Series Small Cap Opportunities Fund (a)	47,274	563,030
Fidelity Series Value Discovery Fund (a)	51,885	791,758
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,195,302)		7,539,471

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	42,349	566,211
Fidelity Series Emerging Markets Fund (a)	41,646	289,025
Fidelity Series Emerging Markets Opportunities Fund (a)	185,486	2,628,338
Fidelity Series International Growth Fund (a)	84,107	1,156,468
Fidelity Series International Index Fund (a)	51,434	484,505
Fidelity Series International Small Cap Fund (a)	24,181	350,147
Fidelity Series International Value Fund (a)	124,880	1,153,894
Fidelity Series Overseas Fund (a)	113,798	1,149,360
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,026,899)		7,777,948

Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	105,119	1,024,913
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	321,728	2,605,994
Fidelity Series Corporate Bond Fund (a)	207,449	1,786,132
Fidelity Series Emerging Markets Debt Fund (a)	24,870	170,361
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,118	56,519
Fidelity Series Floating Rate High Income Fund (a)	3,926	34,393
Fidelity Series Government Bond Index Fund (a)	299,830	2,695,474
Fidelity Series High Income Fund (a)	22,032	178,896
Fidelity Series International Credit Fund (a)	579	4,484
Fidelity Series International Developed Markets Bond Index Fund (a)	152,742	1,305,945
Fidelity Series Investment Grade Bond Fund (a)	285,247	2,741,227
Fidelity Series Investment Grade Securitized Fund (a)	221,287	1,905,277
Fidelity Series Long-Term Treasury Bond Index Fund (a)	306,827	1,727,437
Fidelity Series Real Estate Income Fund (a)	8,814	83,470
TOTAL BOND FUNDS (Cost $19,555,629)		16,320,522

Short-Term Funds - 3.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	259,156	259,156
Fidelity Series Short-Term Credit Fund (a)	16,042	151,434
Fidelity Series Treasury Bill Index Fund (a)	75,634	751,802
TOTAL SHORT-TERM FUNDS (Cost $1,175,736)		1,162,392

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $38,953,566)	32,800,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(515)
NET ASSETS - 100.0%	32,799,818

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,028,674	107,565	75,767	-	(2,335)	(33,224)	1,024,913
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,594,598	451,658	129,520	-	(10,872)	(299,870)	2,605,994
Fidelity Series Blue Chip Growth Fund	1,780,353	252,999	202,713	55,763	(61,464)	(182,716)	1,586,459
Fidelity Series Canada Fund	594,353	67,368	64,088	-	(3,340)	(28,082)	566,211
Fidelity Series Commodity Strategy Fund	517,746	353,609	215,272	293,563	(178,805)	(150,808)	326,470
Fidelity Series Corporate Bond Fund	1,853,100	240,726	122,305	16,672	(17,731)	(167,658)	1,786,132
Fidelity Series Emerging Markets Debt Fund	179,402	19,480	14,618	2,656	(1,038)	(12,865)	170,361
Fidelity Series Emerging Markets Debt Local Currency Fund	59,742	5,912	5,891	-	(1,010)	(2,234)	56,519
Fidelity Series Emerging Markets Fund	326,417	34,203	20,357	-	(3,632)	(47,606)	289,025
Fidelity Series Emerging Markets Opportunities Fund	2,945,650	323,148	231,298	-	(86,029)	(323,133)	2,628,338
Fidelity Series Floating Rate High Income Fund	34,387	3,383	3,019	585	(52)	(306)	34,393
Fidelity Series Government Bond Index Fund	2,721,885	378,543	193,035	12,498	(14,377)	(197,542)	2,695,474
Fidelity Series Government Money Market Fund 3.25%	149,333	119,004	9,181	1,190	-	-	259,156
Fidelity Series High Income Fund	185,661	17,771	16,277	2,628	(1,424)	(6,835)	178,896
Fidelity Series International Credit Fund	4,920	40	-	40	-	(476)	4,484
Fidelity Series International Developed Markets Bond Index Fund	1,367,641	140,476	113,663	1,953	(10,204)	(78,305)	1,305,945
Fidelity Series International Growth Fund	1,237,274	151,738	102,087	-	(11,987)	(118,470)	1,156,468
Fidelity Series International Index Fund	518,019	51,495	33,193	-	(4,216)	(47,600)	484,505
Fidelity Series International Small Cap Fund	382,451	29,736	16,925	-	(1,582)	(43,533)	350,147
Fidelity Series International Value Fund	1,226,921	98,341	95,159	-	(7,281)	(68,928)	1,153,894
Fidelity Series Investment Grade Bond Fund	2,813,392	373,481	196,060	23,308	(18,480)	(231,106)	2,741,227
Fidelity Series Investment Grade Securitized Fund	1,990,052	254,155	132,206	12,675	(13,350)	(193,374)	1,905,277
Fidelity Series Large Cap Growth Index Fund	1,126,641	113,223	124,823	-	(10,673)	(94,538)	1,009,830
Fidelity Series Large Cap Stock Fund	1,234,468	162,248	192,182	64,400	(17,273)	(68,891)	1,118,370
Fidelity Series Large Cap Value Index Fund	2,357,303	205,517	352,369	-	(21,288)	(45,609)	2,143,554
Fidelity Series Long-Term Treasury Bond Index Fund	1,818,918	314,555	71,807	12,205	(7,323)	(326,906)	1,727,437
Fidelity Series Overseas Fund	1,244,340	148,840	105,318	-	(14,199)	(124,303)	1,149,360
Fidelity Series Real Estate Income Fund	107,776	14,222	25,572	5,093	(2,254)	(10,702)	83,470
Fidelity Series Short-Term Credit Fund	148,987	14,253	7,976	682	(137)	(3,693)	151,434
Fidelity Series Small Cap Opportunities Fund	601,276	71,976	75,468	25,449	(8,438)	(26,316)	563,030
Fidelity Series Treasury Bill Index Fund	448,198	409,817	104,228	4,069	(292)	(1,693)	751,802
Fidelity Series Value Discovery Fund	869,437	72,023	147,976	-	(8,657)	6,931	791,758
	34,469,315	5,001,505	3,200,353	535,429	(539,743)	(2,930,391)	32,800,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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